Related Party Transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Related party transactions
Amounts due from related parties		¥ 850		$ 835	¥ 5,815
Amounts due to related parties		925		$ 376	2,620
Impairment of loan advances to the related party			¥ 9,265
Yicai
Related party transactions
Amounts due to related parties					2,620
Yicai | Provision of service
Related party transactions
Amount of transaction entered with related parties	¥ 2,717
Yicai | Provision of rental service
Related party transactions
Amount of transaction entered with related parties	377
Medical Cosmetology Group
Related party transactions
Amount of transaction entered with related parties			9,265
Amounts due to related parties		500
Impairment of loan advances to the related party			9,265
Medical Cosmetology Group | Provision of service
Related party transactions
Amount of transaction entered with related parties		1,148	1,445
Medical Cosmetology Group | Loan advanced to the related party
Related party transactions
Amount of transaction entered with related parties		2,000	2,800
Medical Cosmetology Group | Impairment of loan advances to the related party
Related party transactions
Amount of transaction entered with related parties	1,314	2,000	9,000
Chengdu Zhisu
Related party transactions
Amounts due from related parties					¥ 5,099
Loan, interest rate (as a percent)				5.00%	5.00%
Chengdu Zhisu | Provision of service
Related party transactions
Amount of transaction entered with related parties	3,052	60
Chengdu Zhisu | Loan advanced to the related party
Related party transactions
Amount of transaction entered with related parties	5,000
Xingying | Provision of service
Related party transactions
Amount of transaction entered with related parties	989	50	¥ 61
Beijing Mevos
Related party transactions
Amounts due from related parties		850			¥ 103
Amounts due to related parties		425
Beijing Mevos | Expense occurred to the related party
Related party transactions
Amount of transaction entered with related parties	2,051	¥ 708
Zhang Haipeng
Related party transactions
Cash consideration	1,300
Advertising expense	613
Zhang Haipeng | Expense occurred to the related party
Related party transactions
Amount of transaction entered with related parties	¥ 613